FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
2017	Thousands of U.S. dollars
	Maturity (years)
	2018	2019	2020	2021	2022	More than 5 years	Total

Senior Secured Notes	24,500	24,500	24,500	24,500	424,500	-	522,500
Brazilian bonds—Debentures	5,943	5,566	5,276	4,901	4,458	2,026	28,170
Finance leases	5,128	4,261	1,907	887	442	-	12,625
Bank borrowings	30,994	24,225	4,373	558	438	-	60,588
Trade and other payables	208,532	8,094	-	-	-	-	216,626
Total financial liabilities	275,097	66,646	36,056	30,846	429,838	2,026	840,509

2018	Thousands of U.S. dollars
	Maturity (years)
	2019	2020	2021	2022	2023	More than 5 years	Total

Senior Secured Notes	24,500	24,500	24,500	424,500	-	-	498,000
Brazilian bonds—Debentures	4,698	4,378	4,091	3,759	1,721	-	18,647
Finance leases	3,785	1,691	794	384	-	-	6,654
Bank borrowings	36,176	3,726	474	372	-	-	40,748
Trade and other payables	184,886	14,391	-	-	-	-	199,277
Total financial liabilities	254,045	48,686	29,859	429,015	1,721	-	763,326